UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY                May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total: 1,701,308
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.           028-10574                        Libra Associates, LLC
2.           028-10573                        Libra Fund, L.P.
----        -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2007
Column 1                      Column 2          Column 3   Column 4       Column   5        Column 6   Column 7      Column 8
                              TITLE                        MARKET      SHARES/  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUE                 OF CLASS           CUSIP     VALUE       PRN AMT. PRN CALL   DISCRETION   MGRS   SOLE      SHARED NONE
                                                          (X$1,000)
APEX SILVER MINES LTD         ORD               G04074103   13,329   1,032,455  SH       Shared-Defined  1,2   1,032,455
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205      575      10,908  SH       Shared-Defined  1,2      10,908
AMERICAN BANK NOTE HOLOGRAPH  COM               24377103     6,576   2,156,000  SH       Shared-Defined  1,2   2,156,000
BIRCH MTN RES LTD             COM               09066X109      331     110,700  SH       Shared-Defined  1,2     110,700
CIT GROUP INC                 COM               125581108    9,002     170,100  SH       Shared-Defined  1,2     170,100
CUMBERLAND RES LTD            COM               23077R100    4,928     753,700  SH       Shared-Defined  1,2     753,700
DOWNEY FINL CORP              COM               261018105      768      11,900  SH       Shared-Defined  1,2      11,900
DUN & BRADSTREET CORP DEL NE  COM               26483E100   22,491     246,615  SH       Shared-Defined  1,2     246,615
ENDEAVOUR SILVER CORP         COM               29258Y103    4,822   1,072,100  SH       Shared-Defined  1,2   1,072,100
ENERGY METALS CORP            COM               29271B106    7,879     657,046  SH       Shared-Defined  1,2     657,046
ENTREE GOLD INC               COM               29383G100    1,201     746,700  SH       Shared-Defined  1,2     746,700
GAMMON LAKE RES INC           COM               364915108   49,895   2,834,700  SH       Shared-Defined  1,2   2,834,700
GOLDCORP INC NEW              COM               380956409   21,970     914,471  SH       Shared-Defined  1,2     914,471
GOLDEN STAR RES LTD CDA       COM               38119T104    5,083   1,155,200  SH       Shared-Defined  1,2   1,155,200
GREAT BASIN GOLD LTD          COM               390124105    3,652   1,815,450  SH       Shared-Defined  1,2   1,815,450
KINROSS GOLD CORP             COM NO PAR        496902404    4,933     356,925  SH       Shared-Defined  1,2     356,925
LEADER ENERGY SERVICES LTD    COM               52168A106      197     273,900  SH       Shared-Defined  1,2     273,900
LMS MEDICAL SYSTEMS INC       COM               502089105      951     877,200  SH       Shared-Defined  1,2     877,200
LUNDIN MINING CORP            COM               550372106    7,008     629,013  SH       Shared-Defined  1,2     629,013
METALLICA RES INC             COM               59125J104    3,700     718,900  SH       Shared-Defined  1,2     718,900
MILLENNIUM CELL INC           COM               60038B105       86      88,980  SH       Shared-Defined  1,2      88,980
MINEFINDERS  LTD              COM               602900102   19,414   1,639,100  SH       Shared-Defined  1,2   1,639,100
MIRAMAR MINING CORP           COM               60466E100   10,511   2,223,700  SH       Shared-Defined  1,2   2,223,700
NEVSUN RES LTD                COM               64156L101    3,731   1,777,800  SH       Shared-Defined  1,2   1,777,800
NEW GOLD INC CDA              COM               644535106   14,873   1,797,500  SH       Shared-Defined  1,2   1,797,500
NORTHGATE MINERALS CORP       COM               666416102      296      84,000  SH       Shared-Defined  1,2      84,000
NORTHERN ORION RES INC        COM               665575106    9,914   2,474,930  SH       Shared-Defined  1,2   2,474,930
NORTHERN DYNASTY MINERALS LT  COM NEW           66510M204    7,327     650,000  SH       Shared-Defined  1,2     650,000
PACIFIC RIM MNG CORP          COM NEW           694915208    3,957   3,666,000  SH       Shared-Defined  1,2   3,666,000
TASEKO MINES LTD              COM               876511106      335     127,400  SH       Shared-Defined  1,2     127,400
TESCO CORP                    COM               88157K101   10,875     408,150  SH       Shared-Defined  1,2     408,150
U S GOLD CORP                 COM PAR $0.10     912023207    2,143     510,127  SH       Shared-Defined  1,2     510,127
WESTAIM CORP                  COM               956909105    1,502   1,732,353  SH       Shared-Defined  1,2   1,732,353
ISHARES TR                    RUSSELL 2000      464287655  754,947   9,495,000  SH  PUT  Shared-Defined  1,2   9,495,000
NASDAQ 100 TR                 UNIT SER 1        633100104  668,186  15,350,000  SH  PUT  Shared-Defined  1,2  15,350,000
AGNICO EAGLE MINES LTD        *W EXP 11/07/200  008474132      219      12,500  SH       Shared-Defined  1,2      12,500
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      627      57,000  SH       Shared-Defined  1,2      57,000
YAMANA GOLD INC               COM               98462Y100   23,074   1,594,408  SH       Shared-Defined  1,2   1,594,408

                                                         1,701,308









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5/1/07 03:53 PM